Document and Entity Information	Jun. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2021
Entity Registrant Name	WisdomTree Investments, Inc.
Entity File Number	001-10932
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3487784
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	801-2080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WETF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000880631